FINANCIAL INSTRUMENTS (Details 16) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) Number shares	Dec. 31, 2022 BRL (R$) Number shares	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Closing Balance	R$ 1,493,204	R$ 1,184,895
Fair value adjustment recognized in profit or loss	R$ 308,309	R$ (1,198,164)	R$ 385,297
Ordinary Shares One [Member]
IfrsStatementLineItems [Line Items]
Quantity (in shares) | shares	106,620,851	106,620,851
Equity interest (%)	15.12%	15.12%
Share price | Number	9.20	7.41
Closing Balance	R$ 980,912	R$ 790,061
Fair value adjustment recognized in profit or loss	R$ 190,851	R$ (757,008)	(121,593)
Preference shares [member]
IfrsStatementLineItems [Line Items]
Quantity (in shares) | shares	55,144,456	55,144,456
Equity interest (%)	10.07%	10.07%
Share price | Number	9.29	7.16
Closing Balance	R$ 512,292	R$ 394,834
Fair value adjustment recognized in profit or loss	R$ 117,458	R$ (441,156)	506,890
Preference Shares One [Member]
IfrsStatementLineItems [Line Items]
Quantity (in shares) | shares	2,705,726	2,705,726
Equity interest (%)	11.31%	11.31%
Share price | Number	29.10	35.00
Closing Balance	R$ 78,737	R$ 94,700
Fair value adjustment recognized in profit or loss	(15,963)	(95,620)	109,254
Total Shares [Member]
IfrsStatementLineItems [Line Items]
Closing Balance	1,571,941	1,279,595
Fair value adjustment recognized in profit or loss	R$ 292,346	R$ (1,293,784)	R$ 494,551